Employee Information - Summary of Board Members, Presidents and Group Management by Gender (Detail)	Dec. 31, 2022	Dec. 31, 2021
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	36.00%	23.00%
Group Management	19.00%	20.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	20.00%	21.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	64.00%	77.00%
Group Management	81.00%	80.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	80.00%	79.00%